Share-based Compensation - PCUs movement (Details) - PCUs $ in Thousands										12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 03, 2018 EquityInstruments	Apr. 02, 2018 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Apr. 03, 2017 EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments										75,084	67,475
Granted during the period | EquityInstruments		26,308			24,608		26,097	24,925	16,999	26,308	24,608
Vested during the period | EquityInstruments		(24,925)		(16,999)						(24,925)	(16,999)
Outstanding at end of the period | EquityInstruments	76,467		75,084			67,475				76,467	75,084
Weighted average contractual life
Weighted average contractual life	1 year 3 months 4 days		1 year 3 months			1 year 4 months 17 days
Aggregate fair value
Outstanding at the beginning of the period | $										$ 1,595	$ 1,429
Granted during the period | $										605	576
Vested during the period | $										(410)	(410)
Outstanding at the end of the period | $	$ 1,790		$ 1,595			$ 1,429				$ 1,790	$ 1,595